Cover	Jun. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2020
Entity File Number	001-35039
Entity Registrant Name	BankUnited, Inc.
Entity Central Index Key	0001504008
Entity Tax Identification Number	27-0162450
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14817 Oak Lane
Entity Address, City or Town	Miami Lakes
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33016
City Area Code	305
Local Phone Number	569-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BKU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false